Revenue information	12 Months Ended
Dec. 31, 2022
Revenue information
Revenue information
23.	Revenue information

Revenues are disaggregated as follow:

Major products/services lines:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales of goods revenues	1,678,234	1,983,817	2,434,244
Automotive computing platform	1,265,227	1,423,548	1,690,849
SoC Core Modules	203,402	333,421	660,554
Automotive merchandise and other products	209,605	226,848	82,841
Software license revenues	71,297	261,265	404,469
Service revenues	491,532	533,981	718,424
Automotive computing Platform – Design and development service	297,801	306,358	468,770
Connectivity service	172,841	188,349	212,738
Other services	20,890	39,274	36,916
Total revenues	2,241,063	2,779,063	3,557,137

Timing of revenue recognition:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Point in time	2,068,222	2,590,714	3,344,399
Over time	172,841	188,349	212,738
Total revenues	2,241,063	2,779,063	3,557,137

For the years ended December 31, 2020, 2021 and 2022, 97.8%, 97.1% and 98.1% of the Group’s revenues were generated in the PRC.